Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Feb. 05, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued	52,068,959			50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001			$ 0.001
Share capital (in Dollars)	$ 52,069			$ 50,000
Additional shares of ordinary shares			250,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.001
Ordinary shares, issued		2,068,959
Subscription receivable (in Dollars)	(50,000)			$ (50,000)
Related party receivable / loan written off (in Dollars)	$ 380,000
Top of range [member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued			50,000,000
Bottom of range [member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued			300,000,000